Lessee disclosures - Lease liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Lessee disclosures
Lease liabilities	$ 2,925
Undiscounted lease liabilities, AASB 16	3,206
Undiscounted lease liabilities, AASB 117		$ 3,745
Cash outflow for leases	607
Within 1 Year
Lessee disclosures
Undiscounted lease liabilities, AASB 16	568
Undiscounted lease liabilities, AASB 117		608
Over 1 Year to 5 Years
Lessee disclosures
Undiscounted lease liabilities, AASB 16	1,537
Undiscounted lease liabilities, AASB 117		1,716
Over 5 Years
Lessee disclosures
Undiscounted lease liabilities, AASB 16	1,101
Undiscounted lease liabilities, AASB 117		1,421
Property
Lessee disclosures
Lease liabilities	2,538
Other
Lessee disclosures
Lease liabilities	387
Parent Entity
Lessee disclosures
Lease liabilities	2,672
Undiscounted lease liabilities, AASB 16	2,927
Undiscounted lease liabilities, AASB 117		3,443
Cash outflow for leases	555
Parent Entity | Within 1 Year
Lessee disclosures
Undiscounted lease liabilities, AASB 16	515
Undiscounted lease liabilities, AASB 117		555
Parent Entity | Over 1 Year to 5 Years
Lessee disclosures
Undiscounted lease liabilities, AASB 16	1,415
Undiscounted lease liabilities, AASB 117		1,583
Parent Entity | Over 5 Years
Lessee disclosures
Undiscounted lease liabilities, AASB 16	997
Undiscounted lease liabilities, AASB 117		$ 1,305
Parent Entity | Property
Lessee disclosures
Lease liabilities	2,309
Parent Entity | Other
Lessee disclosures
Lease liabilities	$ 363